Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	PQEMX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Emerging Markets Equity
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Emerging Markets Equity Fund—Class R6	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Net Assets	$ 20,949,650
Holdings Count | Holdings	268
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 20,949,650
Number of fund holdings	268
Portfolio turnover rate for the period	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	16.9%
Semiconductors & Semiconductor Equipment	12.0%
Broadline Retail	5.4%
Technology Hardware, Storage & Peripherals	5.4%
Metals & Mining	5.1%
Interactive Media & Services	5.0%
Oil, Gas & Consumable Fuels	3.3%
Pharmaceuticals	3.2%
IT Services	3.1%
Automobiles	2.8%
Wireless Telecommunication Services	2.7%
Insurance	2.5%
Affiliated Mutual Fund - Short-Term Investment	2.5%
Food Products	2.4%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.8%
Capital Markets	1.6%
Entertainment	1.6%
Real Estate Management & Development	1.5%
Machinery	1.5%
Passenger Airlines	1.3%
Consumer Finance	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Electronic Equipment, Instruments & Components	1.1%
Consumer Staples Distribution & Retail	1.1%
Diversified Telecommunication Services	1.0%
Financial Services	1.0%
Marine Transportation	0.9%
Automobile Components	0.9%
Specialty Retail	0.8%
Household Durables	0.8%
U.S. Treasury Obligations	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Communications Equipment	0.5%
Chemicals	0.5%
Electrical Equipment	0.5%
Others*	2.9%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Developed Markets Index Fund
Class Name	Class R6
Trading Symbol	PQDMX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions International Developed
Markets Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Developed Markets Index Fund—Class R6	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 39,796,744
Holdings Count | Holdings	706
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 39,796,744
Number of fund holdings	706
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	12.3%
Pharmaceuticals	8.1%
Insurance	6.0%
Capital Markets	3.2%
Aerospace & Defense	3.0%
Oil, Gas & Consumable Fuels	3.0%
Machinery	2.8%
Semiconductors & Semiconductor Equipment	2.8%
Chemicals	2.6%
Food Products	2.6%
Automobiles	2.6%
Software	2.5%
Textiles, Apparel & Luxury Goods	2.4%
Metals & Mining	2.2%
Electrical Equipment	2.1%
Industrial Conglomerates	2.0%
Health Care Equipment & Supplies	1.9%
Diversified Telecommunication Services	1.9%
Trading Companies & Distributors	1.9%
Electric Utilities	1.8%
Professional Services	1.8%
Entertainment	1.7%
Personal Care Products	1.7%
Beverages	1.5%
Hotels, Restaurants & Leisure	1.3%
Consumer Staples Distribution & Retail	1.2%
Household Durables	1.2%
Industry Classification	% of Net Assets
Financial Services	1.1%
Electronic Equipment, Instruments & Components	1.1%
Real Estate Management & Development	1.0%
Multi-Utilities	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Wireless Telecommunication Services	1.0%
Specialty Retail	0.9%
Broadline Retail	0.9%
Building Products	0.9%
Construction & Engineering	0.9%
IT Services	0.9%
Tobacco	0.9%
Biotechnology	0.8%
Unaffiliated Exchange-Traded Fund - Equity	0.7%
Automobile Components	0.5%
Construction Materials	0.5%
Household Products	0.5%
Air Freight & Logistics	0.5%
Life Sciences Tools & Services	0.5%
Others*	5.4%
99.1%
Other assets in excess of liabilities	0.9%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets